Fair Values of Credit Substitutes (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2021 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Pass	₨ 547,276.9		₨ 362,373.7	$ 7,482.6
Impaired—gross balance	0.0		0.0	0.0
Less: Impairment losses	0.0	$ 0.0	0.0
Impaired credit substitutes, net	0.0		0.0	0.0
Total credit substitutes, net	₨ 547,276.9		₨ 362,373.7	$ 7,482.6